Intangible Assets and Goodwill (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Finite-Lived Intangible Assets [Member]	Jun. 30, 2013 Dealer Relationships [Member]	Jun. 30, 2012 Dealer Relationships [Member]	Jun. 30, 2013 Dealer Relationships [Member] Finite-Lived Intangible Assets [Member]	Jun. 30, 2013 Patents [Member]	Jun. 30, 2012 Patents [Member]	Jun. 30, 2013 Patents [Member] Finite-Lived Intangible Assets [Member]	Jun. 30, 2013 Trade Names [Member]	Jun. 30, 2012 Trade Names [Member]	Jun. 30, 2013 Trade Names [Member] Finite-Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Definite-lived intangibles, Gross carrying amount			$ 53,345	$ 53,345		$ 27,392	$ 27,392		$ 1,386	$ 1,386		$ 24,567	$ 24,567
Definite-lived intangibles, Accumulated amortization			(30,632)	(35,810)		(20,258)	(23,683)		(684)	(799)		(9,690)	(11,328)
Definite-lived intangibles, Net carrying value	13,652	17,535	22,713	17,535		7,134	3,709		702	587		14,877	13,239
Definite-lived intangibles, Useful life					1 year 1 month 6 days	8 years	8 years	5 years 1 month 6 days	12 years	12 years	8 years 1 month 6 days	15 years	15 years
Goodwill, Gross carrying amount		5,718	5,718
Goodwill, Accumulated amortization
Goodwill, Net book value	5,718	5,718	5,718
Total intangible assets and goodwill, Gross Carrying Amount		59,063	59,063
Total intangible assets and goodwill, Net carrying value		$ 23,253	$ 28,431